Segment Information (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Information [Line Items]
Geographic locations	one
Number of reportable segment	single
Number of operating segment	single
Brazil [Member]
Segment Information [Line Items]
Percentage of revenues	99.00%	99.00%